Average Annual Total Returns{- Fidelity Advisor Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund AMCIZ PRO-14 - Fidelity Advisor Mortgage Securities Fund	Fidelity Advisor Mortgage Securities Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Mortgage Securities Fund: Class Z Return Before Taxes Inception Date	LB006 Past 1 year	LB006 Past 5 years	LB006 Past 10 years
Total	(5.33%)	1.35%	1.70%	(5.52%)	0.57%	0.90%	(3.11%)	0.69%	0.95%	(5.33%)	1.34%	1.70%	(3.16%)	1.40%	1.51%	(1.17%)	2.49%	2.41%	(0.98%)		3.66%	[1]	Oct. 02, 2018	(1.04%)	2.50%	2.28%

[1]	(a)Since inception October 2, 2018.